Annual Total Returns - Fidelity Strategic Real Return Fund [BarChart] - 09.30 Fidelity Strategic Real Return Fund Class K6 - Pro-04 - Fidelity Strategic Real Return Fund - Fidelity Strategic Real Return Fund
Nov. 28, 2020
Bar Chart Table:
Annual Return 2010	13.94%
Annual Return 2011	1.68%
Annual Return 2012	8.18%
Annual Return 2013	(2.15%)
Annual Return 2014	1.13%
Annual Return 2015	(7.43%)
Annual Return 2016	9.09%
Annual Return 2017	4.08%
Annual Return 2018	(4.01%)
Annual Return 2019	10.48%